FINANCE EXPENSE	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
FINANCE EXPENSE	FINANCE EXPENSE

	Year ended December 31,
	2023	2022
Interest accretion on Convertible Loans	$9,081	$7,695
Interest accretion on Gold Prepay Agreement	8,691	6,720
Interest accretion on Silver Purchase Agreement	3,427	2,692
Interest accretion on Convertible Debentures	6,930	—
Amortization of finance costs	908	353
Environmental rehabilitation accretion	2,823	3,001
Interest paid	46	27
Total finance expense	$31,906	$20,488